17 SUBSEQUENT EVENTS (Details) - CAD ($)	Mar. 29, 2018	Mar. 21, 2018	Mar. 12, 2018	Mar. 02, 2018	Feb. 28, 2018
Details
Description of significant events and transactions	Company announced the closing of a fourth tranche (the 'Fourth Tranche') of the Financing	Company announced the closing of a third tranche (the 'Third Tranche') of the Financing	Company announced the closing of a second tranche (the 'Second Tranche') of the Financing	Company announced an increase to the Financing previously announced on February 28, 2018, due to additional investor interest	Company announced a non-brokered private placement financing (the 'Financing') of up to C$1,500,000
Private Placement Shares authorized, value				$ 2,500,000	$ 1,500,000
Private Placement Shares authorized				25,000,000	15,000,000
Private Placement Shares subscribed, value					$ 850,000
Private Placement Shares issued, number of shares	6,000,000	2,500,000	8,000,000
Private Placement Shares issued, Amount	$ 600,000	$ 250,000	$ 800,000
Private Placement Shares issued, commissions or finder's fees			$ 48,000
Private Placement Shares Issued, Commissions, warrants			480,000